Basis of Presentation and Significant Accounting Policies (Details) $ in Thousands	1 Months Ended	12 Months Ended
	Apr. 26, 2022 shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($)	Jan. 01, 2021 USD ($)
Basis of Presentation and Significant Accounting Policies (Details) [Line Items]
Net loss related to foreign currency (in Dollars)		$ 700	$ 500
Property and equipment percentage		11.40%
Assets in other foreign jurisdictions percentage		7.00%
Number of customers			3
Concentration risk, percentage			61.00%
Percentage of revenue		67.00%
Operating lease liabilities (in Dollars)				$ 11,400
Operating lease right-of-use asset (in Dollars)		$ 8,119	$ 10,291	9,800
Deferred rent (in Dollars)				800
Lease incentives or tenant improvement allowance (in Dollars)				1,100
Prepaid rent (in Dollars)				300
Common Class A [Member]
Basis of Presentation and Significant Accounting Policies (Details) [Line Items]
Converted shares (in Shares) | shares	140,114,060	106,949,326
Accounts Receivable [Member]
Basis of Presentation and Significant Accounting Policies (Details) [Line Items]
Number of customers		2	5
Concentration risk, percentage		75.00%	86.00%
Revenue Benchmark [Member]
Basis of Presentation and Significant Accounting Policies (Details) [Line Items]
Number of customers		3
Operating Leases [Member]
Basis of Presentation and Significant Accounting Policies (Details) [Line Items]
Operating lease liabilities (in Dollars)				$ 11,400